Other (income) expenses, net (Schedule of Other Income (Expenses) Net) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cancellation of balances	$ 786	$ 2,615	$ 9,844
Uninstalling expenses of equipment Fuch			35,293
Land treatments in Pacific Steel, Inc.	8,922	7,674	9,833
Other expenses	9,708	10,289	54,970
Sale of scrap	(9,865)	(10,434)	(10,428)
Recovery of loss	(6,405)
Update of balances in favor in taxes	(2,699)	(519)	(1,739)
Other income	(5,791)	(6,270)	(6,605)
Other income	(24,760)	(17,223)	(18,772)
Other (income) and other expenses, net	$ (15,052)	$ (6,934)	$ 36,198